ASSET ACQUISITION (Details Narrative) (USD $)	3 Months Ended	12 Months Ended	49 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Apr. 05, 2013 CleanFutures License Agreement	Dec. 31, 2013 CleanFutures License Agreement	Apr. 05, 2013 ATAH	Dec. 31, 2013 ATAH	Jun. 30, 2013 ATAH Bright Automotive	Mar. 31, 2013 ATAH Bright Automotive	Dec. 31, 2013 ATAH Bright Automotive
Business Acquisition [Line Items]
Aggregate purchase price									$ 500,000
Cash payment to acquire assets						100,000		25,000	250,000
Notes payable disbursed for acquisition									250,000
Notes payable assumed in acquisition						400,000
Proceeds from repayment of notes payable	500,000						400,000
Share price				$ 0.52
Amortization expense		230,365	240,364
Recognition of shares issuable in exchange for assets acquired, shares				1,850,000	250,000	6,000,000		27,778	305,556	277,778
Recognition of shares issuable in exchange for assets acquired		$ 4,408,945		$ 962,000		$ 3,120,000			$ 326,945